DEFERRED FINANCING COSTS (Details) (USD $)	3 Months Ended		12 Months Ended		114 Months Ended	117 Months Ended	3 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2014 Commissions to Carter Terry & Company [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]	Dec. 31, 2012 Commissions to Carter Terry & Company [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]	Dec. 31, 2013 Payments on Other Notes [Member]	Dec. 31, 2012 Payments on Other Notes [Member]	Dec. 31, 2013 Payments on Other Notes [Member]
DEFERRED FINANCING COSTS (Details) [Line Items]
Deferred Finance Costs, Net	$ 50,630		$ 22,966	$ 14,471	$ 22,966	$ 50,630
Amortization of Financing Costs	13,536	11,345	34,936	15,639	50,575	64,111
Payments of Financing Costs	28,400	5,000	36,950	24,500	61,450	89,850	25,600	17,500	19,391	36,891	19,450	11,500	30,950
Accumulated Amortization, Deferred Finance Costs			50,575	15,639	50,575
Deferred Financing Costs, Amortization Expense			34,936	15,639
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)								148,750	85,000	233,750
Stock Issued During Period, Value, Restricted Stock Award, Gross								$ 6,481	$ 5,610	$ 12,091